ROPES &GRAY	ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 617-951-7000 F 617-951-7050 BOSTON NEW YORK SAN FRANCISCO WASHINGTON, DC

July 2, 2004	Gail B. Spayde

(617) 951-7567

gspayde@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549-0505

Re:	PIMCO Funds: Multi-Manager Series (Registration Nos. 33-36528 and 811-6161)

Ladies and Gentlemen:

On behalf of PIMCO Funds: Multi-Manager Series (the “Trust”), we are today filing this letter pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR.

Pursuant to Rule 497(j) under the Act, please accept this letter as certification that the prospectus and supplement to the statement of additional information of the Trust relating to the PIMCO RCM Financial Services Fund and PIMCO RCM Global Resources Fund that would have been filed under Rule 497(c) do not differ from that contained in Post-Effective Amendment No. 90 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 30, 2004.

If you have any questions concerning this filing, please do not hesitate to call me at the number indicated above or Michael Doherty (at 212-497-3612) of this firm.

Sincerely,

/s/ Gail B. Spayde

Gail B. Spayde

cc:	Michael G. Doherty